Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest Paid, Excluding Capitalized Interest, Operating Activities	$ 46,428	$ 39,727	$ 27,667
Reclassification of Dividend Income	(2,163)	(541)	0
Drydock expenditures	(3,237)	0	0
Operating activities
Net income (loss)	44,654	(12,698)	(59,726)
Adjustment to reconcile net income (loss) to net cash provided by operating activities:
Restricted stock amortization	8,956	7,880	12,645
Vessel depreciation	54,224	56,607	48,510
Amortization of deferred financing costs	6,915	9,582	6,085
Write off of deferred financing costs	681	0	470
Loss / write down on assets held for sale	33,389	0	16,471
Loss write down on assets - related party	(114,762)	7,719	0
Changes in operating assets and liabilities:
(Decrease) increase in inventories, prepaid expenses and other assets	5,259	(1,798)	1,982
Decrease in accounts payable and accrued expenses	3,029	(3,890)	(713)
Increase (decrease) in related party balances	2,993	(195)	(7,568)
Net cash provided by operating activities	33,880	70,446	19,582
Payments to Acquire Equity Method Investments	(1,500)	(100,000)	0
Proceeds from Sale of Equity Method Investments	1,547	0	0
Proceeds from Dividends Received	2,163	541	0
Investing activities
Proceeds from sale of assets held for sale	84,241	0	44,340
Scrubber payments	(32,610)	(1,235)	0
Payments to Acquire Machinery and Equipment	0	21,799	217,033
Net cash provided by (used in) investing activities	53,841	(122,493)	(172,693)
Financing activities
Payments for Repurchase of Common Stock	0	(45,716)	(11,004)
Dividends paid	(5,748)	(6,042)	(1,509)
Proceeds from issuance of debt	306,710	469,225	287,554
Repayments of long term debt	(409,002)	(358,858)	(153,003)
Debt issue cost paid	(4,646)	(7,602)	(2,126)
Net cash (used in) provided by financing activities	(112,686)	51,007	119,912
Decrease in cash and cash equivalents	(24,965)	(1,040)	(33,199)
Cash and cash equivalents, beginning of period	67,495	68,535	101,734
Cash and cash equivalents, end of period	42,530	67,495	68,535
Supplemental cash flow information:
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	50,296	0
Non-cash activities
Amounts payable for vessels and vessels under construction			0
Dividends, Paid-in-kind	33,699	0	0
Interest capitalized	0	0	361
Issuance of shares and warrants for vessel purchases	$ 0	$ 0	$ 20,268